Intangible Assets	6 Months Ended
Jun. 30, 2022
Disclosure Of Intangible Assets [Abstract]
Intangible assets
5. Intangible assets
Intangible assets comprise patents with a carrying value of £2.4 million as of June 30, 2022 (as of December 31, 2021: £2.3 million) and computer software with a carrying value of £0.1 million as of June 30, 2022 (as of December 31, 2021: £0.1 million).
During the six months ended June 30, 2022, the Company acquired intangible assets with a cost of £0.3 million in relation to patents.